Offerings - Offering: 1	Sep. 23, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	8,225,640
Proposed Maximum Offering Price per Unit | $ / shares	20.30
Maximum Aggregate Offering Price	$ 166,980,492
Amount of Registration Fee	$ 25,564.71
Offering Note	The Registrant previously registered on a registration statement on Form S-3 (File No. 333-287729), which was filed on June 3, 2025 and declared effective immediately upon filing (the “Original Registration Statement”), the resale of up to 39,705,883 shares of Common Stock. As of the date hereof, 18,602,105 shares of Common Stock (the “Prior Shares”) remain available for resale under the Original Registration Statement. In accordance with Rule 462 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is hereby registering for resale an additional 8,225,640 shares of Common Stock (the “Additional Shares”). Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions.Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share for the Additional Shares is the average of the high and low prices reported for the registrant’s Common Stock quoted on The Nasdaq Global Select Market on September 19, 2025. The registration fee with respect to the Prior Shares was previously calculated pursuant to 457(c) under the Securities Act and paid upon filing of the Original Registration Statement.